Investments Hybrid Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Hybrid Securities [Line Items]
Hybrid securities	$ 239.3	$ 245.3
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	179.0	192.5
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	164.2	176.1
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	14.8	16.4
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 60.3	$ 52.8